united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

Leader Short-Term Bond Fund

Investor Class – LCCMX
Institutional Class – LCCIX
Class A – LCAMX
Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX
Institutional Class – LCTIX
Class A – LCATX
Class C – LCCTX

Semi-Annual Report
November 30, 2014

1-800-711-9164
www.leadercapital.com

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
November 30, 2014

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund’s investment advisor, Leader Capital Corporation (the “Advisor”) utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of November 30, 2014 is shown below.

The Fund’s performance figures* for the periods ending November 30, 2014, compared to its benchmark:

			Returns greater than 1 year are annualized
					Date of Inception

	Six Month	1 Year	3 Year	5 Year	July 14, 2005	October 31, 2008	March 21, 2012	August 8, 2012
Investor Class	(0.78)%	1.92%	5.26%	3.57%	3.94%	N/A	N/A	N/A
Institutional Class	(0.52)%	2.43%	5.76%	4.08%	N/A	6.04%	N/A	N/A
Class A	(0.79)%	1.92%	N/A	N/A	N/A	N/A	4.12%	N/A
Class A with Load **	(4.30)%	(1.65)%	N/A	N/A	N/A	N/A	2.74%	N/A
Class C	(1.02)%	1.41%	N/A	N/A	N/A	N/A	N/A	3.73%

Merrill Lynch 1-3 Year Government/Corporate Bond Index ***	0.42%	0.94%	1.11%	1.40%	3.00%	2.28%	1.07%	0.98%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s Prospectus dated September 28, 2014 are 1.45%, 0.95%, 1.45% and 1.95% for the Investor Class, Institutional Class, Class A and Class C Shares respectively. Class C shares are subject to a contingent deferred sales charge of up to 1.00% For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge of 3.50%.

***	The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change.

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2014

Shares					Value ($)
		COMMON STOCK - 0.0%
		INSURANCE - 0.0%
25,800		Blue Capital Reinsurance Holdings, Ltd.			442,212
		(Cost - $516,000)

Principal			Coupon Rate
Amount ($)			(%)	Maturity
		BONDS & NOTES - 79.5%
		APPAREL - 0.7%
7,500,000		Hanesbrand, Inc.	6.3750	12/15/2020	8,021,250

		BANKS - 16.9%
2,000,000		ABN AMRO Bank NV (a)	6.2500	9/13/2022	2,190,000
1,967,000		Bank of America Corp. (a)	8.0000	Perpetual	2,114,525
2,750,000		Bank of America Corp. (a)	0.7824	5/2/2017	2,725,432
5,500,000	EUR	Banque Federative du Credit Mutuel SA (a)	1.0180	Perpetual	4,471,583
1,000,000		Banque International a Luxemburg SA (a)	0.9512	7/5/2016	977,500
3,200,000	GBP	Barclays Bank PLC (a)	14.0000	Perpetual	6,631,882
2,000,000		BBVA Bancomer SA (b)	6.7500	9/30/2022	2,250,000
4,000,000		BNP Paribas SA (a,b)	5.1860	Perpetual	4,045,000
2,000,000		Citigroup, Inc. (a)	5.8000	Perpetual	2,009,000
1,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)	8.3750	Perpetual	2,042,500
4,214,000		Credit Agricole SA	9.7500	Perpetual	4,245,605
982,000	EUR	Deutsche Bank Capital Finance Trust I (a)	1.7500	Perpetual	864,246
2,000,000		Erste Europaische Pfanbrief und Kommunalkrditbank AG	5.1250	1/21/2016	2,080,550
9,100,000		First Maryland Capital I (a)	1.2306	1/15/2027	8,474,375
6,554,000		Goldman Sachs Group, Inc. (a)	1.8356	11/29/2023	6,783,147
10,000,000		ING Bank NV (a)	4.1250	11/21/2023	10,189,600
4,500,000	EUR	ING Groep NV	1.6200	Perpetual	3,947,328
6,130,000		JP Morgan Chase Capital XXIII (a)	1.2321	5/15/2047	4,949,975
5,000,000		JPMorgan Chase & Co. (a)	5.0000	Perpetual	4,935,000
13,207,000		JPMorgan Chase & Co. (a)	7.9000	Perpetual	14,403,686
7,950,000		JPMorgan Chase Capital XXI (a)	1.1824	2/2/2037	6,638,250
250,000		KeyBank NA	2.5000	12/15/2019	252,520
3,000,000		Lloyd’s Bank PLC (a)	0.4375	Perpetual	1,987,500
5,735,319		Manufacturers & Traders Trust Co.	5.6290	12/1/2021	6,010,155
1,000,000		Morgan Stanley	2.5000	9/22/2019	1,038,698
5,000,000		Morgan Stanley	5.0000	10/15/2030	5,123,965
8,200,000	EUR	Nordea bank AB (a)	1.2920	Perpetual	7,104,019
7,000,000		Nordea bank AB (a)	8.3750	Perpetual	7,157,500
10,310,000		PNC Financial Services Group, Inc. (a)	4.4511	Perpetual	10,387,325
6,967,000		Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	7,993,831
4,000,000		Santander Financial issuances Ltd. (a)	7.2500	11/1/2015	4,216,084
8,550,000		State Street Capital Trust IV (a)	1.2406	6/15/2037	7,246,125
600,000		SunTrust Capital III (a)	0.8906	3/15/2028	501,000
6,000,000		Turkiye Garanti Bankasi AS	4.0000	9/13/2017	6,166,080
5,000,000		UBS Preferred Funding Trust V (a)	6.2430	Perpetual	5,200,000
8,000,000		VTB Bank OJSC via VTB Capital SA (b)	6.4650	3/4/2015	8,045,104
9,000,000		VTB Bank OJSC via VTB Eurasia SA (a)	9.5000	Perpetual	7,381,800
12,700,000		Wells Fargo & Co. (a)	7.9800	Perpetual	14,097,000
					196,877,890
		BULDING MATERIALS - 0.6%
7,319,000		Martin Marietta Materials, Inc. (a,b)	1.3331	6/30/2017	7,353,290

		COMMERCIAL SERVICES - 1.8%
3,000,000		Hertz Corp.	6.7500	4/15/2019	3,112,500
16,147,000		Lender Process Services	5.7500	4/15/2023	17,259,528
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,099,477
					21,471,505
		COMPUTERS - 2.9%
12,656,000		Brocade Communications Systems, Inc.	6.8750	1/15/2020	13,178,060
4,936,000		Hewlett-Packard Co. (a)	1.1700	1/14/2019	4,899,548
15,000,000		Seagate HDD Cayman	6.8750	5/1/2020	15,900,000
					33,977,608

See accompanying notes to financial statements.

2

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Value ($)
		DIVERSIFIED FINANCIAL SERVICES - 9.7%
4,735,000		Cantor Fitzgerald LP (b)	6.3750	6/26/2015	4,871,131
5,580,000		Cantor Fitzgerald LP (b)	7.8750	10/15/2019	6,131,025
14,000,000		General Electric Capital Corp. (a)	0.6124	5/5/2026	13,127,758
11,830,000		General Electric Capital Corp. (a)	6.3750	11/15/2067	12,782,315
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.5000	3/15/2017	2,973,750
13,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	13,195,000
4,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	4,184,800
8,750,000		International Lease Finance Corp. (a)	2.1906	6/15/2016	8,771,875
4,000,000		International Lease Finance Corp.	8.6250	9/15/2015	4,205,000
6,620,000		International Lease Finance Corp.	8.7500	3/15/2017	7,477,290
10,000,000		Nelnet, Inc. (a)	3.6086	9/29/2036	7,697,000
3,000,000		Navient LLC	6.0000	1/25/2017	3,172,500
2,000,000		Navient LLC	8.4500	6/15/2018	2,265,000
7,200,000		Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	7,703,280
15,000,000		Skyway Concession Co. LLC (a,b)	0.5131	6/30/2017	14,446,875
					113,004,599
		ELECTRIC - 1.1%
8,000,000		AES Corp. (a)	3.2336	6/1/2019	7,980,000
500,000		NRG Energy, Inc.	7.8750	5/15/2021	543,750
4,000,000		NRG Energy, Inc.	8.2500	9/1/2020	4,310,000
					12,833,750
		ENTERTAINMENT - 0.4%
4,000,000		International Game Technology	7.5000	6/15/2019	4,430,668

		FOOD - 0.1%
1,191,000		JBS USA LLC	8.2500	2/1/2020	1,274,370

		HAND / MACHINE TOOLS - 1. 2%
13,000,000		Stanley Black & Decker, Inc. (a)	5.7500	12/15/2053	14,105,000

		HOLDING COMPANIES - DIVERSIFIED - 1.1%
1,500,000		Hutchison Whampoa International 12 Ltd. (a)	6.0000	Perpetual	1,601,250
1,000,000		Noble Group LTD. (b)	6.7500	1/29/2020	1,130,000
9,000,000		Noble Group LTD.	6.7500	1/29/2020	10,170,000
					12,901,250
		INSURANCE - 6.1%
5,000,000	EUR	Aegon NV (a)	1.1860	Perpetual	4,120,211
6,322,000		Assured Guaranty US Holdings, Inc. (a)	6.4000	12/15/2066	5,942,680
8,000,000	EUR	AXA SA (a)	1.1750	Perpetual	6,862,968
8,000,000		Catlin insurance Co. Ltd. (a,b)	7.2490	Perpetual	8,200,000
2,250,000	EUR	CNP Assurances (a)	0.9600	Perpetual	1,892,363
10,000,000		Everest Reinsurance Holdings, Inc. (a)	6.6000	5/15/2037	10,350,000
3,000,000		Genworth Holdings, Inc.	6.5150	5/22/2018	3,126,444
8,053,000		ING Capital Funding Trust III (a)	3.8331	Perpetual	8,083,199
10,000,000		Lincoln National Corp. (a)	7.0000	5/17/2066	10,250,000
2,500,000		MBIA, Inc.	6.6250	10/1/2028	2,537,500
8,442,000		Progressive Corp. (a)	6.7000	6/15/2037	9,180,675
					70,546,040
		IRON / STEEL - 1.9%
3,000,000		Cliffs Natural Resources, Inc.	5.7000	1/15/2018	2,355,000
4,000,000		Cliffs Natural Resources, Inc.	5.9000	3/15/2020	2,720,000
8,000,000		Glencore Funding LLC (a,b)	1.5906	1/15/2019	8,146,416
2,000,000		Glencore Funding LLC (a)	1.5906	1/15/2019	2,028,964
3,000,000		Metalloinvest Finance Ltd.	6.5000	7/21/2016	2,985,000
3,500,000		Steel Dynamics, Inc.	7.6250	3/15/2020	3,683,750
					21,919,130
		LODGING - 1.7%
18,218,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.7500	8/15/2020	19,493,260

		MACHINERY - DIVERSIFIED - 0.4%
2,000,000		Case New Holland, Inc. (b)	7.8750	12/1/2017	2,250,000
2,000,000		Case New Holland, Inc.	7.8750	12/1/2017	2,250,000
					4,500,000
		MEDIA - 1.0%
9,163,000		Net Servicos De Communicacao SA - PR	7.5000	1/27/2020	9,630,313
1,500,000		TV Azteca SAB de CV	7.5000	5/25/2018	1,573,125
					11,203,438

See accompanying notes to financial statements.

3

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value ($)
	MINING - 1.7%
7,000,000	Anglogold Ashanti Holdings PLC	8.5000	7/30/2020	7,551,250
2,222,222	FMG Resources August 2006 Pty Ltd. (b)	6.8750	2/1/2018	2,094,444
5,355,000	FMG Resources August 2006 Pty Ltd. (b)	8.2500	11/1/2019	4,973,456
6,000,000	MMC Norilsk Nickel OJSC via MMC Finance Ltd.	4.3750	4/30/2018	5,760,000
				20,379,150
	MUNICIPAL - 0.5%
5,100,000	Government Development Bank for Puerto Rico	4.3750	2/1/2019	3,672,714
1,942,500	Westchester Airport Associates Parking Facility Trust (b,c,g)	2.5000	8/1/2015	1,942,500
				5,615,214
	OIL & GAS - 6.8%
10,665,000	Chesapeake Energy Corp. (a)	3.4806	4/15/2019	10,611,675
6,000,000	Continental Resources, Inc.	5.0000	9/15/2022	6,187,320
6,000,000	Gazprom OAO Via Gaz Capital SA	6.2120	11/22/2016	6,126,732
3,000,000	Gazprom OAO Via Gaz Capital SA	8.1460	4/11/2018	3,191,460
4,040,000	Newfield Exploration Co.	6.8750	2/1/2020	4,196,550
9,290,000	Petrobras Global Finance BV (a)	2.3706	1/15/2019	8,849,654
6,000,000	Petrobras International Finance Co.	3.5000	2/6/2017	5,972,040
12,250,000	Petroleos Mexicanos (a)	2.2508	7/18/2018	12,663,438
5,000,000	Rosneft Finance	7.5000	7/18/2016	5,128,750
7,000,000	Transocean, Inc.	7.5000	4/15/2031	6,906,039
8,281,000	United Refining Co.	10.5000	2/28/2018	8,860,670
				78,694,328
	OIL & GAS SERVICE - 1.3%
4,400,000	SESI LLC.	6.375	5/1/2019	4,609,000
10,030,000	SESI LLC.	7.125	12/15/2021	11,083,150
				15,692,150
	OTHER ABS - 13.0%
2,000,000	ACAS CLO Ltd. 2013-1A D (a,b)	3.8308	4/20/2025	1,918,200
4,000,000	ARES CLO Ltd. 2014-30A D (a.b)	3.0808	4/20/2023	3,780,000
2,000,000	Avenue CLO LTD. 2006-3A A3L (a,b)	0.9808	7/20/2018	1,993,600
2,000,000	Babson CLO Ltd 2011-I A C (a,b)	2.9836	9/28/2021	1,946,200
4,000,000	Burr Ridge CLO Plus LLC 2006-1AE (a,b)	3.8336	3/27/2023	3,783,600
7,100,000	Callidus Debt Partners CLO Fund 5A C (a,b)	1.6819	11/20/2020	6,811,030
7,175,000	Canaras Summit CLO Ltd. 2007-1AD (a,b)	2.4954	6/19/2021	6,987,015
7,270,000	CIFC Corp. 2006-1A 3L (a,b)	1.0008	10/20/2020	7,195,119
4,500,000	CIFC Funding LTD. 2006-2A B1L (a,b)	1.8336	3/1/2021	4,353,750
4,814,852	CIFC Funding 2006-II Ltd (a,b)	4.2336	3/1/2021	4,692,074
5,500,000	Doral CLO II Ltd. 2012-2AB (a,b)	2.7344	5/26/2023	5,430,150
3,000,000	Foothill CLO Ltd. 2007-1AE (a,b)	3.7329	2/22/2021	2,958,300
10,000,000	Fore CLO Ltd. 2007-1A C (a,b)	1.3308	7/20/2019	9,799,000
4,000,000	Four Corners CLO III Ltd. 2006-3AD (a,b)	1.7321	7/22/2020	3,827,200
10,000,000	Fraser Sullivan CLO II Ltd. 2006-2A D (a,b)	1.7471	12/20/2020	9,638,000
2,440,000	Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.3324	8/1/2022	2,364,604
6,160,172	Greens Creek Funding Ltd. 2007-1A D (a,b)	4.4808	4/18/2021	6,144,772
4,000,000	Gulf Stream - Compass CLO 2007-1AB (a,b)	1.1331	10/28/2019	3,954,400
4,040,000	Hillmark Funding Ltd. 2006-1AB (a.b)	0.9311	5/21/2021	3,786,692
3,000,000	ING IM CLO 2011-1 Ltd. 2011-1A C (a,b)	3.5471	6/22/2021	2,979,900
8,250,000	Inwood Park CDO Ltd. 2006-1A D (a,b)	1.6308	1/20/2021	7,878,750
1,250,000	Jersey Street CLO Ltd. 2006-1A C (a,b)	0.9808	10/20/2018	1,235,625
3,000,000	Jersey Street CLO Ltd. 2006-1A D (a,b)	1.7808	10/20/2018	2,909,400
3,000,000	LCM IX LP 9AE (a,b)	4.4300	7/14/2022	2,955,000
6,700,000	Liberty CLO Ltd. 2005-1A A4 (a,b)	0.7824	11/1/2017	6,647,070
5,000,000	NACM CLO I 2006-1A D (a,b)	4.2821	6/20/2019	4,999,500
5,000,000	Navigare Funding II Clo Ltd. 2007-2A D (a,b)	1.9281	4/17/2021	4,770,500
3,500,000	Nob Hill Clo Ltd. 2006-1A C (a,b)	1.0321	8/15/2018	3,480,050
5,000,000	Schiller Park 2007-1A C (a,b)	0.9636	4/25/2021	4,739,500
4,000,000	Shinnecock CLO 2006-1A D (a,b)	2.0306	7/15/2018	3,808,800
7,000,000	TCW Global Project Fund II Ltd. 2004-1A B1(a,b)	2.1806	6/24/2016	6,055,000
6,750,000	Trimaran CLO V LTD. 2006-1A D (a,b)	2.0906	3/15/2018	6,669,675
1,000,000	Trimaran CLO VI LTD. 2006-2A B1L (a,b)	1.7824	11/1/2018	999,000
				151,491,476
	PIPELINES - 1.1%
1,750,000	Energy Transfer Partners LP (a)	3.2499	11/1/2066	1,628,165
3,000,000	Enterprise Products Operating LLC (a)	7.0340	1/15/2068	3,339,858
6,737,000	Enterprise Products Operating LLC (a)	8.3750	8/1/2066	7,357,276
				12,325,299

See accompanying notes to financial statements.

4

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value ($)
	REITS - 0.5%
5,000,000	Omega Healthcare Investors, Inc.	6.7500	10/15/2022	5,337,500

	RETAIL - 0.3%
3,000,000	Dollar General Corp	4.1250	7/15/2017	3,120,558

	SAVINGS & LOAN - 0.8%
8,500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	9,780,100

	SHIPBUILDING - 0.7%
8,065,000	Huntington Ingalls Industries, Inc.	6.8750	3/15/2018	8,488,412

	TELECOMMUNICATIONS - 1.1%
5,000,000	Nokia OYJ	5.3750	5/15/2019	5,412,500
2,000,000	Telemar Norte Leste SA	5.5000	10/23/2020	1,972,000
3,000,000	Telemar Norte Leste SA	5.5000	10/23/2020	2,936,250
3,000,000	Vimpel Communications OJSC	8.2500	5/23/2016	3,075,000
				13,395,750
	TRANSPORTATION - 0.4%
5,000,000	Russian Railways via RZD Capital PLC	5.7390	4/3/2017	5,002,980

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.7%
2,984	Freddie Mac REMICS 3107 YO (d,e,f)	0.0000	2/15/2036	2,766
16,934	Freddie Mac REMICS 3213 OH (d,e,f)	0.0000	9/15/2036	15,103
10,000,000	United States Treasury Note	1.2500	10/31/2019	9,887,500
10,000,000	United States Treasury Note	1.5000	10/31/2019	10,000,000
8,000,000	United States Treasury Note	1.5000	11/30/2019	7,996,872
10,000,000	United States Treasury Note	1.7500	9/30/2019	10,122,660
5,000,000	United States Treasury Note	2.0000	11/30/2020	5,067,970
				43,092,871

	TOTAL BONDS & NOTES (Cost - $930,259,733)			926,328,836

	BANK LOANS - 1.1%
2,000,000	Goodyear Tire and Rubber (a)	4.7500	4/19/2019	2,007,500
1,969,925	Hertz Corp. (a)	3.7500	3/11/2018	1,950,225
2,026,667	Hilton Worldwide Finance (a)	3.5000	10/25/2020	2,006,400
693,333	Hilton Worldwide Finance (a)	3.5000	10/25/2020	685,533
493,750	HJ Heinz Co. (a)	3.2500	6/7/2019	492,827
493,750	HJ Heinz Co. (a)	3.5000	6/5/2020	494,678
6,934,736	Weight Watchers International, Inc. (a)	3.5000	4/2/2020	5,383,089
	TOAL BANK LOANS (Cost $14,072,261)			13,020,252

	CONVERTIBLE BONDS - 6.5%
	COAL - 0.3%
5,000,000	Peabody Energy Corp.	4.7500	12/15/2041	3,071,875

	DIVERSIFED FINANCIAL SERVICES - 0.4%
5,000,000	BGC Partners, Inc.	4.5000	7/15/2016	5,359,375

	INVESTMENT COMPANIES - 2.0%
8,065,000	Apollo Investment Corp.	5.7500	1/15/2016	8,327,112
7,766,000	Ares Capital Corp.	4.7500	1/15/2018	8,134,885
4,500,000	Prospect Capital Corp. (b)	4.7500	4/15/2020	4,342,500
2,000,000	Prospect Capital Corp.	5.5000	8/15/2016	2,060,000
				22,864,497
	MEDIA - 0.3%
3,000,000	Central European Media Enterprises Ltd.	5.0000	11/15/2015	3,030,000

	MINING - 0.2%
3,000,000	Newmont Mining Corp.	1.6250	7/15/2017	3,024,375

	PACKAGING & CONTAINERS - 0.2%
2,000,000	Owens-Brockway Glass Container, Inc.	3.0000	6/1/2015	2,031,260

	REITS - 3.1%
8,500,000	American Realty Capital Properties, Inc.	3.0000	8/1/2018	7,735,000
17,000,000	Annaly Capital Management, Inc.	5.0000	5/15/2015	17,148,750
12,000,000	IAS Operating Partnership LP (b)	5.0000	3/15/2018	11,460,000
				36,343,750

	TOTAL CONVERTIBLE BONDS (Cost - $77,252,605)			75,725,132

See accompanying notes to financial statements.

5

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

		Dividend Rate
Shares		(%)	Value ($)
	PREFERRED STOCK - 2.3%
	AUCTION RATE PREFERRED STOCKS - 0.1%
27	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1200	675,000
39	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1500	975,000
			1,650,000
	BANKS - 0.1%
47,000	Capital One Financial Corp. (h)	6.7000	1,199,440

	HOLDING COMPANIES - DIVERSIFIED - 1.4%
15,250	Pitney Bowes International Holdings, Inc. (b,h)	6.1250	16,184,062

	INSURANCE - 0.4%
52,647	Principal Financial Group, Inc. (a,h)	5.5630	5,363,413

	REITS - 0.3%
50,000	American Capital Agency Corp. (h)	7.7500	1,235,000
40,000	Rait Financial Trust (h)	7.1250	967,996
40,000	Resource Capital Corp. (a,h)	8.6250	941,200
			3,144,196

	TOTAL PREFERRED STOCK (Cost - $27,291,461)		27,541,111

	SHORT - TERM INVESTMENTS - 10.9%
	MONEY MARKET FUND - 10.9%
126,525,230	Federated Treasury Obligations Fund 0.00% (a)
	(Cost - $126,525,230)		126,525,230

	TOTAL INVESTMENTS - 100.3% (Cost - $1,175,917,290) (i)		$1,169,582,773
	LIABILITIES LESS OTHER ASSETS - (0.3) %		(4,076,325)
	NET ASSETS - 100.0%		$1,165,506,448

ABS - Asset Backed Security	EUR - Euro

REIT - Real Estate Investment Trust	GBP - British Pound

REMICs - Real Estate Mortgage Investment Conduits

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2014.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2014, these securities amounted to $269,091,820 or 23.1% of net assets.

(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.

(d)	Principal only bond - non income producing.

(e)	Collateralized mortgage obligation (CMO).

(f)	Issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.

(g)	The Advisor or trustees have determined these securities to be illiquid. At November 30, 2014, these securities amounted to $3,592,500 or 0.30 % of net assets.

(h)	Rate shown represents the dividend rate as of November 30, 2014.

(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,175,909,429 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$10,246,774
Unrealized Depreciation:	(16,573,430)
Net Unrealized Depreciation:	$(6,326,656)

See accompanying notes to financial statements.

6

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2014

The primary investment objective of the Fund is to seek income and capital appreciation to produce a higher total return. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund’s Investment Advisor, Leader Capital Corporation utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of November 30, 2014 is shown below.

The Fund’s performance figures* for the periods ending November 30, 2014, compared to its benchmark:

			Returns greater than 1 year are annualized
				Date of Inception

	Six Month	1 Year	3 Year	July 30, 2010	March 21, 2012	August 8, 2012
Investor Class	(1.39)%	4.52%	9.06%	6.44%	N/A	N/A
Institutional Class	(1.07)%	5.14%	9.64%	6.88%	N/A	N/A
Class A	(1.30)%	4.62%	N/A	N/A	7.65%	N/A
Class A with Load **	(4.75)%	0.92%	N/A	N/A	6.22%	N/A
Class C	(1.61)%	4.00%	N/A	N/A	N/A	8.18%
Barclays Capital U.S. Aggregate Bond Index***	1.92%	5.27%	3.00%	3.62%	2.92%	1.99%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s Prospectus dated September 28, 2014 are 1.77%, 1.27%, 1.77% and 2.27% for the Investor Class, Institutional Class, Class A and Class C Shares respectively. Class C shares are subject to a contingent deferred sales charge of up to 1.00% For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge of 3.50%.

***	The Barclays Capital U.S. Aggregate Bond Index is a composite of four major subindexes: US Government Index; US Credit Index; US Mortgage Backed Securities often used to measure the performance of the U.S. investment grade bond market. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

7

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2014

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
15,000		Blue Capital Reinsurance Holdings, Ltd.
		(Cost - $300,000)			257,100

Principal			Coupon
Amount ($)			Rate (%)	Maturity
		BONDS & NOTES - 76.2%
		ASSET BACKED - 3.5%
1,000,000		OnDeck Capital, Inc. (a,d)	7.0000	3/31/2016	1,047,352
2,000,000		OnDeck Capital, Inc. (a,d)	7.0000	4/30/2016	2,101,896
2,000,000		OnDeck Capital, Inc. (a,d)	7.0000	6/30/2016	2,115,782
1,125,000		OnDeck Capital, Inc. (a,d)	8.0000	7/31/2015	1,151,867
1,000,000		OnDeck Capital, Inc. (a,d)	8.0000	10/31/2015	1,030,944
1,000,000		OnDeck Capital, Inc. (a,d)	8.0000	11/30/2015	1,035,642
1,500,000		OnDeck Capital, Inc. (a,d)	8.0000	1/31/2016	1,567,448
					10,050,931
		BANKS - 6.0%
2,000,000	EUR	Banque Fed Cred Mutual (b)	1.0180	Perpetual	1,626,030
500,000	GBP	Barclays Bank PLC (b)	14.0000	Perpetual	1,036,231
189,000		BPCE SA (b)	2.8400	Perpetual	165,375
752,000		BPCE SA (b)	2.8400	Perpetual	676,977
2,000,000		Citigroup, Inc. (a)	5.8000	Perpetual	2,009,000
1,443,000	EUR	ING Groep NV	1.6200	Perpetual	1,265,777
3,000,000		J.P. Morgan Chase & Co. (b)	6.1250	Perpetual	3,037,500
1,326,000	EUR	Nordea Bank AB (b)	1.2920	Perpetual	1,148,772
500,000		Nordea Bank AB (b)	8.3750	Perpetual	511,250
2,000,000		State Street Capital Trust IV (b)	1.2406	6/15/2037	1,695,000
5,000,000		VTB Bank OJSC (b)	9.5000	Perpetual	4,101,000
					17,272,912
		COMMERCIAL SERVICES - 0.5%
2,000,000		Weight Watchers International, Inc. (b)	4.0000	4/2/2020	1,552,500

		COSMETICS/PERSONAL CARE - 0.6%
2,000,000		Avon Products, Inc.	5.0000	3/15/2023	1,850,000

		DIVERSIFIED FINANCIAL SERVICES - 10.8%
390,000		Cantor Fitzgerald LP (c)	6.3750	6/26/2015	401,212
3,295,000		Cantor Fitzgerald LP (c)	7.8750	10/15/2019	3,620,381
2,195,000		General Electric Capital Corp. (b)	6.3750	11/15/2067	2,371,698
5,000,000		Glen Meadow Pass Through (b,c)	6.5050	2/12/2067	4,937,500
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	2,030,000
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	3,138,600
3,578,000		KCG Holdings, Inc. (c)	8.2500	6/15/2018	3,730,065
4,000,000		Nelnet, Inc. (b)	3.6086	9/29/2036	3,078,800
4,672,000		Scottrade Financial Services, Inc. (c)	6.1250	7/11/2021	4,998,573
3,000,000		USB Realty Corp. (b,c)	1.3776	Perpetual	2,778,750
					31,085,579
		ELECTRIC - 0.9%
1,300,000		Enel SpA (b,c)	8.7500	9/24/2073	1,521,676
1,000,000		NextEra Energy Capital Holdings, Inc. (b)	6.3500	10/1/2066	989,920
					2,511,596
		HAND / MACHINE TOOLS - 0.8%
2,000,000		Stanley Black & Decker, Inc. (b)	5.7500	12/15/2053	2,170,000

		HOLDING COMPANIES - 1.7%
1,000,000		Noble Group Ltd. (c)	6.7500	1/29/2020	1,130,000
1,500,000		Noble Group Ltd.	6.7500	1/29/2020	1,695,000
2,000,000		Votorantim Cimentos SA	7.2500	4/5/2041	2,060,000
					4,885,000

See accompanying notes to financial statements.

8

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

Principal			Coupon
Amount ($)			Rate (%)	Maturity	Value ($)
		INSURANCE - 14.8%
4,815,000		AllState Corp. (b)	6.1250	5/15/2037	5,133,994
4,500,000		Assured Guaranty Ltd. (b)	6.4000	12/15/2066	4,230,000
1,644,000	EUR	AXA SA (b)	1.1750	Perpetual	1,410,340
2,000,000		Catlin Insurance Co. Ltd (b,c)	7.2490	Perpetual	2,050,000
1,656,000	EUR	CNP Assurances (b)	1.4800	Perpetual	1,392,779
2,600,000		Everest Reinsurance Holdings (b)	6.6000	5/15/2037	2,691,000
3,000,000		Fairfax Financial Holdings Ltd. (c)	5.8000	5/15/2021	3,247,764
3,000,000		Genworth Holding, Inc.-Cl A (b)	6.1500	11/15/2066	2,137,500
1,000,000		Great-West Life & Annuity Insurance Capital LTD. (b,c)	7.1530	5/16/2046	1,035,336
750,000		ING Capital Funding Trust III (b)	3.8331	Perpetual	752,812
4,500,000		Lincoln National Corp. (b)	7.0000	5/17/2066	4,612,500
6,000,000		MBIA, Inc. (b)	6.6250	10/1/2028	6,090,000
3,500,000		StanCorp Financial Group, Inc. (b)	6.9000	6/1/2067	3,640,000
4,286,000		XLIT Ltd. (b)	6.5000	Perpetual	4,146,705
					42,570,730
		INVESTMENT FIRM - 0.2%
600,000		Prospect Capital Corp.	5.8750	3/15/2023	632,827

		IRON / STEEL - 1.2%
3,000,000		Cliffs Natural Resources, Inc.	5.9000	3/15/2020	2,040,000
1,500,000		Metalloinvest Finance LT	5.6250	Perpetual	1,278,750
					3,318,750
		MINING - 4.7%
2,000,000		AngloGold Ashanti Holdings PLC	8.5000	7/30/2020	2,157,500
2,666,667		FMG Resources Ltd. (c)	6.8750	2/1/2018	2,513,334
3,600,000		Kinross Gold Corp.	5.9500	3/15/2024	3,446,572
2,500,000		Kinross Gold Corp.	6.8750	9/1/2041	2,313,972
3,000,000		MMC Norilsk Nickel OJSC (c)	5.5500	10/28/2020	2,895,000
					13,326,378
		MUNICIPAL - 0.6%
2,340,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	1,685,127

		OIL & GAS - 5.3%
2,100,000		Gazprom OAO Via Gaz Capital SA (c)	8.6250	4/28/2034	2,338,140
400,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	445,360
4,000,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	4,454,800
1,500,000		Petrobras International Finance Co.	5.3750	1/27/2021	1,501,020
3,000,000		Transocean, Inc.	6.8000	3/15/2038	2,625,903
3,535,000		United Refining Co.	10.5000	2/28/2018	3,782,450
					15,147,673
		OTHER ABS - 4.1%
2,000,000		Burr Ridge CLO Plus LLC (b,c)	3.8336	3/27/2023	1,891,800
2,500,000		Cavalry CLO Ltd. (b,c)	3.7300	1/16/2024	2,405,000
2,000,000		Fortress Credit BSL Ltd. (b,c)	3.1308	1/19/2025	1,920,400
2,000,000		Inwood Park CDO Ltd. (b,c)	1.6308	1/20/2021	1,910,000
2,000,000		LCM IX LP (b,c)	4.4300	7/14/2022	1,970,000
1,708,971		Madison Park Funding IV Ltd. (b,c)	3.8331	3/22/2021	1,630,700
					11,727,900
		PIPELINES - 2.5%
3,300,000		Access Midstream Partners LP	6.125	7/15/2022	3,514,500
3,231,000		Enterprise Products Operating LLC	7.034	1/15/2068	3,597,027
					7,111,527
		RETAIL - 0.7%
2,000,000		GameStop Corp.	5.5000	10/1/2019	2,020,000

See accompanying notes to financial statements.

9

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

Principal			Coupon
Amount ($)			Rate (%)	Maturity	Value ($)
		SAVINGS & LOANS - 1.8%
4,455,000		First Niagara Financial Group, Inc.	7.2500	12/15/2021	5,125,923

		TELECOMMUNICATIONS - 4.9%
1,000,000	EUR	America Movil SAB de C.V. (b)	6.3750	9/6/2073	1,470,280
2,000,000		CenturyLink, Inc.	7.6000	9/15/2039	2,010,000
4,500,000		Frontier Communications	9.0000	8/15/2031	4,871,250
300,000		Telemar Norte Leste SA	5.5000	10/23/2020	295,800
2,700,000		Telemar Norte Leste SA	5.5000	10/23/2020	2,642,625
1,000,000		United States Cellular Corp.	6.7000	12/15/2033	1,005,467
2,000,000		Vimpelcom Holdings	7.5043	3/1/2022	1,852,500
					14,147,922
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.6%
3,000,000		United States Treasury Note	2.0000	8/31/2021	3,020,157
3,000,000		United States Treasury Note	2.1250	9/30/2021	3,045,468
3,000,000		United States Treasury Note	2.1250	10/31/2021	3,019,218
8,000,000		United States Treasury Note	2.2500	11/15/2024	8,040,624
3,000,000		United States Treasury Note	2.3750	8/15/2024	3,048,516
3,000,000		United States Treasury Note	2.5000	5/15/2024	3,084,843
3,000,000		United States Treasury Note	2.7500	2/15/2024	3,151,875
4,000,000		United States Treasury Note	3.0000	11/15/2044	4,068,752
					30,479,453

		TOTAL BONDS & NOTES (Cost - $222,822,502)			218,672,728

		CONVERTIBLE BONDS - 7.1%
		COAL - 0.6%
3,000,000		Peabody Energy Corp.	4.7500	12/15/2041	1,843,125

		DIVERSIFIED FINANCIAL SERVICES - 0.8%
2,126,000		BGC Partners, Inc.	4.5000	7/15/2016	2,278,806

		INVESTMENT FIRMS - 0.9%
500,000		Apollo Investment Corp.	5.7500	1/15/2016	516,250
2,000,000		TCP Capital Corp. (c)	5.2500	12/15/2019	2,005,000
					2,521,250
		MINING - 0.7%
2,000,000		Newmont Mining Corp.	1.6250	7/15/2017	2,016,250

		OIL & GAS - 1.2%
3,526,000		Chesapeake Energy Corp.	2.2500	12/15/2038	3,365,126

		REITS - 2.9%
4,000,000		American Realty Capital Properties, Inc.	3.7500	12/15/2020	3,650,020
5,000,000		IAS Operating Partnership LP (c)	5.0000	3/15/2018	4,775,000
					8,425,020

		TOTAL CONVERTIBLE BONDS (Cost - $21,126,850)			20,449,577

			Dividend
Shares			Rate (%)
		PREFERRED STOCK - 2.6%
		DIVERSIFIED FINANCIAL - 1.3%
20,000		BGC Partners, Inc.	8.1250	6/15/2042	558,400
63,760		SLM Corp.	6.9700	Perpetual	3,124,240
					3,682,640
		HOLDING COMPANIES-DIVERSIFIED - 1.3%
3,500		Pitney Bowes International Holdings, Inc. (c)	6.1250	Perpetual	3,714,375

		TOTAL PREFERRED STOCK (Cost - $7,352,473)			7,397,015

See accompanying notes to financial statements.

10

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

Shares		Value ($)
	MUTUAL FUNDS - 3.8%
	CLOSED-END FUNDS - 3.8%
80,000	Alliance Bernstein Income Fund, Inc.	611,200
125,000	BlackRock Multi-Sector Income Trust	2,213,750
146,314	DoubleLine Income Solutions Fund	3,106,246
100,000	Eaton Vance Limited Duration Income Fund	1,447,000
10,000	First Trust Intermediate Duration Preferred & Income Fund	227,200
40,000	Legg Mason BW Global Income Opportunities Fund, Inc.	709,600
150,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,762,500
30,000	Nuveen Preferred Income Opportunities Fund	283,500
20,000	PIMCO Dynamic Credit Income Fund	442,000
	TOTAL MUTUAL FUNDS (Cost - $11,283,549)	10,802,996

	EXCHANGE TRADED NOTE - 0.8%
100,000	ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN (Cost - $2,207,948)	2,222,000

	SHORT-TERM INVESTMENTS - 12.7%
	MONEY MARKET FUND - 12.7%
36,539,245	Federated Treasury Obligations Fund 0.00% (b)	36,539,245
	(Cost - $36,539,245)

	TOTAL INVESTMENTS - 103.3% (Cost - $301,632,567) (e)	$296,340,661
	LIABILITIES LESS OTHER ASSETS - (3.3) %	(9,456,689)
	NET ASSETS - 100.0%	$286,883,972

ETN - Exchange Traded Notes	EUR - Euro

REIT - Real Estate Investment Trust	GBP - British Pound

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

(a)	The value of this security has been determined in good faith under the policies of the Board of Trustees.

(b)	Variable rate security; the rate shown represents the rate at November 30, 2014.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2014, these securities amounted to $60,098,798 or 20.9% of net assets.

(d)	The Advisor or trustees have determined these securities to be illiquid at November 30, 2014, these securities amounted to $10,050,931 or 3.5% of net assets.

(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $301,868,717 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,905,109
Unrealized Depreciation:	(7,433,165)
Net Unrealized Depreciation:	$(5,528,056)

See accompanying notes to financial statements.

11

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2014

	Leader Short-Term	Leader Total Return
	Bond Fund	Fund
ASSETS
Investment securities:
At cost	$1,175,917,290	$301,632,567
At value	$1,169,582,773	$296,340,661
Cash - Collateral	1,470,610	—
Foreign currency (cost $1,405,117 & $96,110)	984,805	96,161
Dividends and interest receivable	12,442,076	3,156,970
Receivable for Fund shares sold	314,121	57,438
Receivable for securities sold	137,246	4,556
Unrealized appreciation on open forward foreign currency contracts	3,480,433	1,176,425
Prepaid expenses and other assets	62,100	40,832
TOTAL ASSETS	1,188,474,164	300,873,043

LIABILITIES
Payable for investments purchased	18,616,540	13,079,612
Payable for Fund shares redeemed	600,915	226,493
Unrealized depreciation on open forward foreign currency contracts	509,255	332,322
Dividends Payable	2,128,981	92,969
Investment advisory fees payable	673,220	156,836
Distribution (12b-1) fees payable	224,393	57,527
Fees payable to other affiliates	107,877	28,125
Accrued expenses and other liabilities	106,535	15,187
TOTAL LIABILITIES	22,967,716	13,989,071
NET ASSETS	$1,165,506,448	$286,883,972

Net Assets Consist Of:
Paid in capital	$1,163,079,489	$288,826,794
Undistributed/(Overdistribution) net investment income	232,702	(62,935)
Accumulated net realized gain from investments and foreign currency transactions	6,012,901	2,576,257
Net unrealized appreciation (depreciation) on:
Investments	(6,334,517)	(5,291,906)
Foreign currency translations	2,515,873	835,762
NET ASSETS	$1,165,506,448	$286,883,972

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$457,312,720	$85,567,762
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	46,157,512	7,777,427
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$9.91	$11.00
Institutional Class Shares:
Net Assets	$621,507,801	$149,331,243
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	62,285,446	13,629,438
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$9.98	$10.96
Class A Shares:
Net Assets	$66,259,067	$39,937,402
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,700,179	3,634,935
Net asset value (Net Assets ÷ Shares Outstanding), redemption price per share (1)	$9.89	$10.99
Offering price per share (net asset value plus maximum sales charge of 3.50%)	$10.25	$11.39
Class C Shares:
Net Assets	$20,426,860	$12,047,565
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,056,928	1,088,246
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1,2)	$9.93	$11.07

(1)	Redemptions made on the Total Return Fund within six months of purchase may be assessed a redemption fee of 2.00%.

(2)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

12

Leader Funds
STATEMENTS OF OPERATIONS (Unaudited)
For Period Ended November 30, 2014

	Leader Short-Term	Leader Total Return
	Bond Fund	Fund
INVESTMENT INCOME
Interest	$19,797,409	$5,911,610
Dividends	1,271,942	1,132,780
TOTAL INVESTMENT INCOME	21,069,351	7,044,390

EXPENSES
Investment advisory fees	4,317,127	1,009,217
Distribution (12b-1) fees:
Investor Class	1,130,931	222,845
Class A	156,784	90,238
Class C	92,669	52,754
Administrative services fees	370,771	108,401
Transfer agent fees	260,687	75,496
Printing expenses	52,927	20,024
Accounting services fees	84,850	40,105
Custodian fees	51,360	28,420
Registration fees	32,489	33,804
Professional fees	17,893	13,805
Chief compliance officer fees	14,300	1,180
Insurance expense	12,552	2,669
Trustees’ fees and expenses	5,425	5,431
Other expenses	55,189	—
TOTAL EXPENSES	6,655,954	1,704,389

Plus: Expense reimbursement recapture	—	81,566

NET EXPENSES	6,655,954	1,785,955

NET INVESTMENT INCOME	14,413,397	5,258,435

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD CURRENCY EXCHANGE CONTRACTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	7,374,440	2,421,577
Forward currency exchange contracts	42,693	285,372
Foreign currency transactions	(201,161)	(42,352)
Net realized gain (loss)	7,215,972	2,664,597

Net change in unrealized appreciation (depreciation) on:
Investments	(34,477,761)	(12,627,712)
Forward currency exchange contracts	5,190,372	1,080,313
Foreign currency translations	(198,246)	(19,587)
Net change in unrealized appreciation	(29,485,635)	(11,566,986)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FORWARD CURRENCY EXCHANGE CONTRACTS AND FOREIGN CURRENCY	(22,269,663)	(8,902,389)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(7,856,266)	$(3,643,954)

See accompanying notes to financial statements.

13

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader
	Short-Term Bond Fund		Total Return Fund
	Six Months Ended		Six Months Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
FROM OPERATIONS
Net investment income	$14,413,397	$21,182,231	$5,258,435	$2,897,466
Net realized gain (loss) from investments, forward currency exchange contracts and foreign currency transactions	7,215,972	8,008,696	2,664,597	(60,332)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(29,485,635)	16,481,318	(11,566,986)	6,590,541
Net increase (decrease) in net assets resulting from operations	(7,856,266)	45,672,245	(3,643,954)	9,427,675

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(5,075,675)	(10,342,837)	(1,628,450)	(981,967)
Institutional Class	(8,474,365)	(12,086,286)	(2,793,123)	(1,573,694)
Class A	(703,440)	(722,394)	(669,064)	(299,669)
Class C	(161,888)	(201,095)	(168,180)	(90,666)
From net realized gains:
Investor Class	—	—	—	(184,971)
Institutional Class	—	—	—	(245,542)
Class A	—	—	—	(36,575)
Class C	—	—	—	(19,546)
Net decrease in net assets from distributions to shareholders	(14,415,368)	(23,352,612)	(5,258,817)	(3,432,630)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	153,021,067	374,511,705	40,074,695	78,179,611
Institutional Class	189,777,497	451,798,105	80,303,917	102,005,608
Class A	24,143,119	59,731,621	18,614,817	27,021,351
Class C	6,753,315	12,407,666	8,596,747	7,757,715
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	3,883,200	7,324,200	1,373,521	840,674
Institutional Class	5,136,306	8,469,355	2,483,520	1,615,320
Class A	428,507	388,750	491,187	231,801
Class C	130,216	164,248	118,880	82,985
Redemption fee proceeds:
Investor Class	—	—	—	36,644
Institutional Class	—	—	—	50,716
Class A	—	—	—	9,957
Class C	—	—	—	4,084
Payments for shares redeemed:
Investor Class	(128,480,790)	(208,098,283)	(36,827,075)	(8,716,426)
Institutional Class	(142,091,226)	(101,865,169)	(40,803,518)	(10,320,738)
Class A	(14,120,386)	(6,248,608)	(5,425,363)	(893,500)
Class C	(2,038,156)	(2,394,274)	(5,235,937)	(110,959)
Net increase in net assets from shares of beneficial interest	96,542,669	596,189,316	63,765,391	197,794,843

TOTAL INCREASE IN NET ASSETS	74,271,035	618,508,949	54,862,620	203,789,888
NET ASSETS
Beginning of Period	$1,091,235,413	$472,726,464	$232,021,352	$28,231,464
End of Period *	$1,165,506,448	$1,091,235,413	$286,883,972	$232,021,352
* Includes undistributed net investment income of:	$232,702	$234,673	$(62,935)	$(62,553)

See accompanying notes to financial statements.

14

Leader Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader		Leader
	Short-Term Bond Fund		Total Return Fund
	Six Months Ended		Six Months Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
SHARE ACTIVITY
Investor Class:
Shares Sold	15,252,359	37,839,095	3,562,379	7,045,014
Shares Reinvested	387,961	737,917	122,737	76,300
Shares Redeemed	(12,821,513)	(20,903,603)	(3,274,439)	(786,380)
Net increase in shares of beneficial interest outstanding	2,818,807	17,673,409	410,677	6,334,934

Institutional Class:
Shares Sold	18,770,369	45,127,659	7,175,264	9,242,873
Shares Reinvested	509,519	846,780	223,191	147,439
Shares Redeemed	(14,087,214)	(10,174,956)	(3,664,816)	(942,169)
Net increase in shares of beneficial interest outstanding	5,192,674	35,799,483	3,733,639	8,448,143

Class A :
Shares Sold	2,412,977	6,025,042	1,660,020	2,449,864
Shares Reinvested	42,900	38,977	44,004	20,987
Shares Redeemed	(1,414,706)	(625,961)	(490,177)	(81,281)
Net increase in shares of beneficial interest outstanding	1,041,171	5,438,058	1,213,847	2,389,570

Class C :
Shares Sold	671,360	1,243,112	758,800	695,387
Shares Reinvested	12,984	16,500	10,567	7,515
Shares Redeemed	(203,444)	(241,544)	(460,830)	(9,905)
Net increase in shares of beneficial interest outstanding	480,900	1,018,068	308,537	692,997

See accompanying notes to financial statements.

15

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Investor Class
	Six Months Ended		Year Ended May 31,
	November 30, 2014		2014	2013	2012	2011	2010
	(Unaudited)

Net asset value, beginning of period	$10.10		$9.87	$9.46	$9.82	$9.65	$9.43

Activity from investment operations:
Net investment income (1)	0.11		0.25	0.27	0.28	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.19)		0.26	0.44	(0.41)	0.34	0.46
Total from investment operations	(0.08)		0.51	0.71	(0.13)	0.58	0.70

Less distributions from:
Net investment income	(0.11)		(0.28)	(0.30)	(0.21)	(0.24)	(0.35)
Net realized gains	—		—	—	(0.02)	(0.17)	(0.13)
Total distributions	(0.11)		(0.28)	(0.30)	(0.23)	(0.41)	(0.48)

Net asset value, end of period	$9.91		$10.10	$9.87	$9.46	$9.82	$9.65

Total return (2)	(0.78	)% (3)	5.27%	7.60%	(1.23)%	6.12%	7.55%

Net assets, end of period (000s)	$457,313		$437,626	$253,253	$207,442	$268,667	$185,671

Ratio of gross expenses to average net assets (4)	1.42	% (5)	1.44%	1.47%	1.47%	1.45%	1.51%
Ratio of net expenses to average net assets (4)	1.42	% (5)	1.44%	1.47%	1.47%	1.45%	1.58	% (6,7)
Ratio of net investment income to average net assets (4)	2.24	% (5)	2.48%	2.75%	2.95%	2.50%	2.50%
Ratio of net investment income to average net assets - pre recapture (4)	2.24	% (5)	2.48%	2.75%	2.95%	2.50%	2.57	% (6)

Portfolio Turnover Rate	33.01	% (3)	85.13%	151.19%	284.91%	147.13%	128.93%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads for the year ended May 31, 2010.

(3)	Not annualized.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Annualized.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	The ratio shown includes litigation expenses that are outside the Fund’s expense limitation of 1.85%.

See accompanying notes to financial statements.

16

Leader Short-Term Bond Fund

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Institutional Class
	Six Months Ended		Year Ended May 31,
	November 30, 2014		2014	2013	2012	2011	2010
	(Unaudited)

Net asset value, beginning of period	$10.17		$9.95	$9.53	$9.89	$9.72	$9.48

Activity from investment operations:
Net investment income (1)	0.14		0.30	0.32	0.32	0.29	0.29
Net realized and unrealized gain (loss) on investments	(0.19)		0.26	0.45	(0.40)	0.34	0.46
Total from investment operations	(0.05)		0.56	0.77	(0.08)	0.63	0.75

Less distributions from:
Net investment income	(0.14)		(0.34)	(0.35)	(0.26)	(0.29)	(0.38)
Net realized gains	—		—	—	(0.02)	(0.17)	(0.13)
Total distributions	(0.14)		(0.34)	(0.35)	(0.28)	(0.46)	(0.51)

Net asset value, end of period	$9.98		$10.17	$9.95	$9.53	$9.89	$9.72

Total return (2)	(0.52	)% (3)	5.75%	8.22%	(0.72)%	6.61%	8.08%

Net assets, end of period (000s)	$621,508		$580,621	$211,779	$126,082	$231,047	$132,513

Ratio of gross expenses to average net assets (4)	0.92	% (5)	0.94%	0.97%	0.97%	0.95%	1.01%
Ratio of net expenses to average net assets (4)	0.92	% (5)	0.94%	0.97%	0.97%	0.95%	1.02	% (6,7)
Ratio of net investment income to average net assets (4)	2.74	% (5)	2.97%	3.25%	3.41%	3.01%	2.97%
Ratio of net investment income to average net assets - pre recapture (4)	2.74	% (5)	2.97%	3.25%	3.41%	3.01%	2.97	% (6)

Portfolio Turnover Rate	33.01	% (3)	85.13%	151.19%	284.91%	147.13%	128.93%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(3)	Not annualized.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Annualized.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	The ratio shown includes litigation expenses that are outside the Fund’s expense limitation of 1.35%.

See accompanying notes to financial statements.

17

Leader Short-Term Bond Fund

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class A
	Six Months Ended		Year Ended May 31,		Period Ended
	November 30, 2014		2014	2013	May 31, 2012 (1)
	(Unaudited)

Net asset value, beginning of period	$10.08		$9.86	$9.46	$9.54

Activity from investment operations:
Net investment income (2)	0.11		0.24	0.27	0.05
Net realized and unrealized gain (loss) on investments	(0.19)		0.27	0.44	(0.13)
Total from investment operations	(0.08)		0.51	0.71	(0.08)

Less distributions from:
Net investment income	(0.11)		(0.29)	(0.31)	—
Net realized gains	—		—	—	—
Total distributions	(0.11)		(0.29)	(0.31)	—

Net asset value, end of period	$9.89		$10.08	$9.86	$9.46

Total return (3)	(0.79	)% (4)	5.27%	7.66%	(0.84	)% (4)

Net assets, end of period (000s)	$66,259		$57,036	$2,178	$34

Ratio of gross expenses to average net assets (5)	1.42	% (6)	1.44%	1.47%	1.56	% (6)
Ratio of net expenses to average net assets (5)	1.42	% (6)	1.44%	1.47%	1.56	% (6)
Ratio of net investment income to average net assets (5)	2.24	% (6)	2.43%	2.75%	4.17	% (6)
Ratio of net investment income to average net assets - pre waiver (5)	2.24	% (6)	2.43%	2.75%	4.17	% (6)

Portfolio Turnover Rate	33.01	% (4)	85.13%	151.19%	284.91	% (4)

(1)	Class A Shares commenced operations on March 21, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Class A total return does not reflect the applicable sales load.

(4)	Not annualized.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

18

Leader Short-Term Bond Fund

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C
	Six Months Ended		Year Ended	Period Ended
	November 30, 2014		May 31, 2014	May 31, 2013 (1)
	(Unaudited)

Net asset value, beginning of period	$10.12		$9.89	$9.58

Activity from investment operations:
Net investment income (2)	0.09		0.20	0.18
Net realized and unrealized gain (loss) on investments	(0.19)		0.26	0.30
Total from investment operations	(0.10)		0.46	0.48

Less distributions from:
Net investment income	(0.09)		(0.23)	(0.17)
Net realized gains	—		—	—
Total distributions	(0.09)		(0.23)	(0.17)

Net asset value, end of period	$9.93		$10.12	$9.89

Total return (3)	(1.02	)% (4)	4.70%	5.02	% (4)

Net assets, end of period (000s)	$20,427		$15,951	$5,516

Ratio of gross expenses to average net assets (5)	1.92	% (6)	1.94%	1.97	% (6)
Ratio of net expenses to average net assets (5)	1.92	% (6)	1.94%	1.97	% (6)
Ratio of net investment income to average net assets (5)	1.74	% (6)	1.96%	2.25	% (6)
Ratio of net investment income to average net assets - pre waiver/recoupment (5)	1.74	% (6)	1.96%	2.25	% (6)

Portfolio Turnover Rate	33.01	% (4)	85.13%	151.19	% (4)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Class A total return does not reflect the applicable sales load.

(4)	Not annualized.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

19

Leader Total Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Investor Class
	Six Months Ended		Year Ended May 31,				Period Ended
	November 30, 2014		2014		2013	2012	May 31, 2011 (1)
	(Unaudited)

Net asset value, beginning of period	$11.36		$10.89		$9.78	$10.39	$10.00

Activity from investment operations:
Net investment income (2)	0.20		0.35		0.38	0.38	0.30
Net realized and unrealized gain (loss) on investments	(0.36)		0.60		1.25	(0.66)	0.31
Total from investment operations	(0.16)		0.95		1.63	(0.28)	0.61

Paid-in-capital from redemption fees	—		0.01		0.00 (3)	0.03	0.03

Less distributions from:
Net investment income	(0.20)		(0.37)		(0.52)	(0.31)	(0.19)
Net realized gains	—		(0.12)		—	(0.05)	(0.06)
Total distributions	(0.20)		(0.49)		(0.52)	(0.36)	(0.25)

Net asset value, end of period	$11.00		$11.36		$10.89	$9.78	$10.39

Total return (4)	(1.39	)% (5)	9.08%		17.16%	(2.36)%	6.52	% (5)

Net assets, end of period (000s)	$85,568		$83,688		$11,233	$7,248	$6,064

Ratio of gross expenses to average net assets (6)	1.49	% (7)	1.69%		2.33%	2.25%	3.41	% (7)
Ratio of net expenses to average net assets (6)	1.55	% (7,8)	1.84	% (8)	1.85%	1.85%	1.85	% (7)
Ratio of net investment income to average net assets (6)	3.62	% (7)	3.19%		3.63%	3.80%	3.57	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	3.68	% (7,8)	3.34	% (8)	3.15%	3.40%	2.01	% (7)

Portfolio Turnover Rate	49.65	% (5)	93.44%		116.42%	218.66%	220.97	% (5)

(1)	Investor Class and Institutional Class commenced operations on July 30, 2010.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

20

Leader Total Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Institutional Class
	Six Months Ended		Year Ended May 31,				Period Ended
	November 30, 2014		2014		2013	2012	May 31, 2011 (1)
	(Unaudited)

Net asset value, beginning of period	$11.31		$10.85		$9.75	$10.37	$10.00

Activity from investment operations:
Net investment income (2)	0.23		0.41		0.43	0.43	0.36
Net realized and unrealized gain (loss) on investments	(0.35)		0.59		1.25	(0.67)	0.25
Total from investment operations	(0.12)		1.00		1.68	(0.24)	0.61

Paid-in-capital from redemption fees	—		0.01		0.00 (3)	0.03	0.03

Less distributions from:
Net investment income	(0.23)		(0.43)		(0.58)	(0.36)	(0.21)
Net realized gains	—		(0.12)		—	(0.05)	(0.06)
Total distributions	(0.23)		(0.55)		(0.58)	(0.41)	(0.27)

Net asset value, end of period	$10.96		$11.31		$10.85	$9.75	$10.37

Total return (4)	(1.07	)% (5)	9.63%		17.76%	(1.99)%	6.61	% (5)

Net assets, end of period (000s)	$149,331		$111,952		$15,706	$6,574	$6,019

Ratio of gross expenses to average net assets (6)	0.99	% (7)	1.19%		1.83%	1.75%	3.13	% (7)
Ratio of net expenses to average net assets (6)	1.05	% (7)	1.34	% (8)	1.35%	1.35%	1.35	% (7)
Ratio of net investment income to average net assets (6)	4.12	% (7)	3.72%		4.13%	4.28%	4.23	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	4.18	% (7)	3.87	% (8)	3.65%	3.88%	2.45	% (7)

Portfolio Turnover Rate	49.65	% (5)	93.44%		116.42%	218.66%	220.97	% (5)

(1)	Investor Class and Institutional Class commenced operations on July 30, 2010.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

21

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended		Year Ended		Year Ended	Period Ended
	November 30, 2014		May 31, 2014		May 31, 2013	May 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$11.34		$10.88		$9.78	$10.11

Activity from investment operations:
Net investment income (2)	0.20		0.36		0.35	0.10
Net realized and unrealized gain (loss) on investments	(0.35)		0.58		1.28	(0.43)
Total from investment operations	(0.15)		0.94		1.63	(0.33)

Paid-in-capital from redemption fees	—		0.01		0.00 (3)	0.00	(3)

Less distributions from:
Net investment income	(0.20)		(0.37)		(0.53)	—
Net realized gains	—		(0.12)		—	—
Total distributions	(0.20)		(0.49)		(0.53)	—

Net asset value, end of period	$10.99		$11.34		$10.88	$9.78

Total return (4)	(1.30	)% (5)	9.06%		17.14%	(3.26	)% (5)

Net assets, end of period (000s)	$39,937		$27,467		$343	$10

Ratio of gross expenses to average net assets (6)	1.49	% (7)	1.69%		2.33%	2.38	% (7)
Ratio of net expenses to average net assets (6)	1.55	% (7)	1.84	% (8)	1.85%	1.85	% (7)
Ratio of net investment income to average net assets (6)	3.62	% (7)	3.22%		3.63%	4.98	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	3.68	% (7)	3.37	% (8)	3.15%	4.45	% (7)

Portfolio Turnover Rate	49.65	% (5)	93.44%		116.42%	218.66	% (5)

(1)	Class A shares commenced operation on March 21, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Class A total return does not reflect the applicable sales load.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

22

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C
	Six Months Ended		Year Ended		Period Ended
	November 30, 2014		May 31, 2014		May 31, 2013 (1)
	(Unaudited)

Net asset value, beginning of period	$11.43		$10.96		$10.03

Activity from investment operations:
Net investment income (2)	0.17		0.30		0.26
Net realized and unrealized gain (loss) on investments	(0.35)		0.60		0.96
Total from investment operations	(0.18)		0.90		1.22

Paid-in-capital from redemption fees	$—		0.01		0.00	(3)

Less distributions from:
Net investment income	(0.18)		(0.32)		(0.29)
Net realized gains	—		(0.12)		—
Total distributions	(0.18)		(0.44)		(0.29)

Net asset value, end of period	$11.07		$11.43		$10.96

Total return (4)	(1.61	)% (5)	8.55%		12.29	% (5)

Net assets, end of period (000s)	$12,048		$8,914		$950

Ratio of gross expenses to average net assets (6)	1.99	% (7)	2.19%		2.83	% (7)
Ratio of net expenses to average net assets (6)	2.05	% (7)	2.34	% (9)	2.35	% (7)
Ratio of net investment income to average net assets (6)	3.12	% (7)	2.73%		3.13	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	3.18	% (7)	2.88	% (9)	2.65	% (7)

Portfolio Turnover Rate	49.65	% (7)	93.44%		116.42	% (5)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Class A total return does not reflect the applicable sales load.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

23

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited)
November 30, 2014

(1)	Organization

The Leader Capital Family of Mutual Funds is comprised of the Leader Short-Term Bond Fund (“Short-Term Bond”) and the Leader Total Return Fund (“Total Return”, collectively the “Funds”), each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return Fund is to seek income and capital appreciation to produce a high total return.

Each Fund currently offers four classes of shares, Investor Class, Institutional Class, Class A and Class C shares. Class A shares commenced operation on March 21, 2012 and Class C shares commenced operation on August 8, 2012. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Class C shares are subject to a maximum contingent deferred sales charge of 1.00% Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values

24

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

25

Leader Funds

NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2014 for each Fund’s assets and liabilities measured at fair value:

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$442,212	$—	$—	$442,212
Bonds & Notes	—	926,328,836	—	926,328,836
Bank Loans	—	13,020,252	—	13,020,252
Convertible Bonds	—	75,725,132	—	75,725,132
Preferred Stocks	9,707,049	17,834,062	—	27,541,111
Short-Term Investments	126,525,230	—	—	126,525,230
Total	$136,674,491	$1,032,908,282	$—	$1,169,582,773
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$3,480,433	$—	$3,480,433
Total Assets	$136,674,491	$1,036,388,715	$—	$1,173,063,206
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$(509,255)	$—	$(509,255)

*	Refer to the Portfolio of Investments for industry classification.

The Short Term Bond Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and 2 during the current year. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Total Return

Investments:
Common Stock	$257,100	$—	$—	$257,100
Bonds & Notes	—	218,672,728	—	218,672,728
Convertible Bonds	—	20,449,577	—	20,449,577
Preferred Stocks	3,682,640	3,714,375	—	7,397,015
Mutual Funds	10,802,996	—	—	10,802,996
Exchange Traded Notes	2,222,000	—	—	2,222,000
Short - Term Investments	36,539,245	—	—	36,539,245
Total	$53,503,981	$242,836,680	$—	$296,340,661
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$1,176,425	$—	$1,176,425
Total Assets	$53,503,981	$244,013,105	$—	$297,517,086
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$(332,322)	$—	$(332,322)

*	Refer to the Portfolio of Investments for industry classification.

The Total Return Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

26

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

(c)	Foreign Currency

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

(d)	Forward Foreign Currency Exchange Contracts

Each Fund entered into Forward Contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of Forwards Contracts, the Funds would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates. With respect to purchases of Forward Contracts, the Funds would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract. For the six months ended November 30, 2014, Short-Term Bond and Total Return had net realized gains from Forward currency exchange contracts of $42,693 and $285,307, respectively, which is included in the net realized gain from Forward currency exchange contracts in the Statements of Operations.

As of November 30, 2014, the following forward contracts were open:

Short-Term Bond Fund

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
British Pound	9/4/2015	JP Morgan	4,400,000	$6,873,764	$378,756
Euro	9/4/2015	JP Morgan	42,000,000	52,481,123	3,101,677
				$59,354,887	$3,480,433
To Buy:
Euro	9/4/2015	JP Morgan	18,100,000	$22,616,865	$(509,255)

	Net unrealized appreciation on forward foreign currency contracts:				$2,971,178

Total Return Fund

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
British Pound	9/4/2015	JP Morgan	670,000	$1,046,687	$57,674
Euro	9/4/2015	JP Morgan	22,020,000	27,515,103	1,118,751
				$28,561,790	$1,176,425
To Buy:
Euro	9/4/2015	JP Morgan	13,900,000	$17,368,753	$(332,322)

	Net unrealized appreciation on forward foreign currency contracts:				$844,103

27

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the unrealized forward currency contract. During the six months ended November 30, 2014, neither Fund was subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at November 30, 2014.

Short-Term Bond

Gross Amounts Not Offset in the
Assets				Statements of Assets & Liabilities
Net Amounts of Assets
		Gross Amounts Offset	Presented in the
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	Cash Collateral
	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Pledged		Net Amount
Forward currency contracts	$3,480,433	$—	$3,480,433	$—	$—		$3,480,433

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
Net Amounts of liabilities
	Gross Amounts of	Gross Amounts Offset	Presented in the
	Recognized	in the Statements of	Statements of Assets &	Financial	Cash Collateral
	Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged		Net Amount
Forward Currency Contracts	$(509,255)	$—	$(509,255)	$—	$509,255	(1)	$—

Total Return

Gross Amounts Not Offset in the
Assets				Statements of Assets & Liabilities
Net Amounts of Assets
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statements of	Statements of Assets &	Financial	Cash Collateral
	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Pledged		Net Amount
Forward currency contracts	$1,176,425	$—	$1,176,425	$—	$—		$1,176,425

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
Net Amounts of liabilities
	Gross Amounts of	Gross Amounts Offset in	Presented in the
	Recognized	the Statements of	Statements of Assets &	Financial	Cash Collateral
	Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged		Net Amount
Forward Currency Contracts	$(332,322)	$—	$(332,322)	$—	$332,322	(1)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(e)	Exchange Traded Notes

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies. With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

28

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

(f)	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of November 30, 2014 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

The following is a summary of the location of derivative investments on each Fund’s Statement of Assets and Liabilities as of November 30, 2014:

Location on the Statements of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Forward Contracts	Unrealized appreciation on open forward foreign currency contracts	Unrealized depreciation on open forward foreign currency contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of November 30, 2014:

Asset Derivatives Investment Value
				Total Value at
				November 30,
Short-Term Bond	Currency	Commodity	Credit	2014
Forward Contracts	$3,480,433	$—	$—	$3,480,433

Total Return
Forward Contracts	$1,176,425	$—	$—	$1,176,425

Liability Derivatives Investment Value
				Total Value at
				November 30,
Short-Term Bond	Currency	Commodity	Credit	2014
Forward Contracts	$(509,255)	$—	$—	$(509,255)

Total Return
Forward Contracts	$(332,322)	$—	$—	$(332,322)

The following is a summary of the location of derivative investments on each Fund’s Statement of Operations for the period ended November 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Contracts	Net realized (loss) from Forward currency exchange contracts Net change in unrealized appreciation (depreciation) on forward currency exchange contracts
29

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended November 30, 2014:

Net realized gain/(loss) on derivatives recognized in the Statements of Operations
				Total Six
				Months Ended
				November 30,
Short-Term Bond	Currency	Commodity	Credit	2014
Forward Contracts	$42,693	$—	$—	$42,693

Total Return
Forward Contracts	$285,307	$—	$—	$285,307

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
				Total Six
				Months Ended
				November 30,
Short-Term Bond	Currency	Commodity	Credit	2014
Forward Contracts	$5,190,372	$—	$—	$5,190,372

Total Return
Forward Contracts	$1,080,313	$—	$—	$1,080,313

(g)	Distributions to Shareholders

Dividends from net investment income are accrued daily and paid monthly. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On December 31, 2014, Short-Term Bond paid $0.0202, $0.0248, $0.0202 and $0.0158 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On December 31, 2014, Total Return paid $0.0346, $0.0393, $0.0346 and $0.0299 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

(h)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in each Fund’s 2015 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

30

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

(j)	Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the six months ended November 30, 2014, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short-Term Bond	$342,484,651	$344,420,070	$42,867,578	$—
Total Return	157,194,355	117,856,332	30,283,477	—

(4)	Investment Advisor/Transactions with Affiliates

Leader Capital Corporation serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”), to provide administration, fund accounting and transfer agency services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Total Return’s average daily net assets; (ii) 0.75% of Short-Term Bond’s average daily net assets up to and including $1.25 billion; and (iii) 0.70% of Short-Term Bond’s average daily net assets over $1.25 billion. For the six months ended November 30, 2014, Short-Term Bond and Total Return accrued $4,317,127 and $1,009,217 in advisory fees, respectively.

Foreside Distribution Services, LP (the “Distributor”) acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. The Distributor is an affiliate of GFS. During the period ended November 30, 2014, the Distributor received $35,425 and $80,132 in underwriting commissions for sales of Class A and Class C shares of Short-Term Bond of which $9,530 was retained by the principal underwriter for Class C. During the period ended November 30, 2014 the Distributor received $21,891 and $129,297 in underwriting commissions for sales of Class A and Class C shares of Total Return of which $43,722 was retained by the principal underwriter for Class C.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),. an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

31

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

(5)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by each Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Institutional Shares do not participate in a Plan. For period ended November 30, 2014, Short-Term Bond and Total Return incurred $1,380,384 and $365,837, respectively in fees, pursuant to the Plans.

(6)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended May 31, 2014 and May 31, 2013 was as follows:

	For the year ended May 31, 2014
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Leader Short Term Bond Fund	$23,352,612	$—	$23,352,612
Leader Total Return Fund	3,212,325	220,305	3,432,630

	For the year ended May 31, 2013
	Ordinary	Long-Term
	Income	Capital Gains	Total
Leader Short Term Bond Fund	$11,727,094	$—	$11,727,094
Leader Total Return Fund	754,424	—	754,424

As of May 31, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Short-Term Bond	$927,682	$(3,414,405)	$(693,009)	$—	$27,878,325	$24,698,593
Total Return	64,185	—	(69,926)	(102,248)	7,067,938	6,959,949

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, and adjustments for contingent payment debt instruments and dividend payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Total Return Fund incurred and elected to defer such capital losses of $102,248.

At May 31, 2014, the Short Term Bond Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Short-Term Bond	$3,414,405	$—	$3,414,405

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of ordinary income distributions, and adjustments for paydowns, grantor trusts and contingent

32

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

payment debt instruments, resulted in reclassifications for the following Funds for the year ended May 31, 2014 as follows:

	Paid in	Undistributed Net	Accumulated net realized loss from
	Capital	Investment Income	investments and foreign currency transactions
Short-Term Bond	$—	$153,255	$(153,255)
Total Return	—	(80,830)	80,830

(7)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of November 30, 2014, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2014 the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities. As of November 30, 2014 the Short-Term Bond Fund held $1,650,000 or 0.1% of net assets in ARPS.

(8)	Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of November 30, 2014, Short-Term Bond was invested in the following restricted security:

	Initial
	Acquisition				% of Net
Security	Date	Principal	Cost	Value	Assets
Westchester Airport Associates Parking Facility Trust	6/6/2013	1,942,500	1,942,500	1,942,500	0.17%
33

Leader Funds
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)
November 30, 2014

As of November 30, 2014, Total Return was invested in the following restricted securities:

	Initial
	Acquisition				% of Net
Security	Date	Principal	Cost	Value	Assets
OnDeck Capital, Inc.	5/1/2014	1,000,000	1,000,000	1,047,352	0.37%
OnDeck Capital, Inc.	4/25/2014	1,000,000	1,000,000	1,035,642	0.36%
OnDeck Capital, Inc.	4/25/2014	1,500,000	1,500,000	1,567,448	0.55%
OnDeck Capital, Inc.	4/25/2014	1,125,000	1,125,000	1,151,867	0.40%
OnDeck Capital, Inc.	8/1/2014	2,000,000	2,000,000	2,115,782	0.74%
OnDeck Capital, Inc.	6/3/2014	2,000,000	2,000,000	2,101,896	0.73%
OnDeck Capital, Inc.	4/25/2014	1,000,000	1,000,000	1,030,944	0.36%
				10,050,931

(9)	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

34

Leader Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2014

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund or Leader Total Return Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 through November 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period *	Value	During *
	Ratio	6/1/2014	11/30/2014	6/1/14 -11/30/14	11/30/2014	6/1/14 -11/30/14
Investor Class:
Leader Short-Term Bond Fund	1.42%	$1,000.00	$992.20	$7.09	$1,017.95	$7.18
Leader Total Return Fund	1.55%	$1,000.00	$986.10	$7.72	$1,017.30	$7.84
Institutional Class:
Leader Short-Term Bond Fund	0.92%	$1,000.00	$994.80	$4.60	$1,020.46	$4.66
Leader Total Return Fund	1.05%	$1,000.00	$989.30	$5.24	$1,019.80	$5.32
Class A:
Leader Short-Term Bond Fund	1.42%	$1,000.00	$992.10	$7.09	$1,017.95	$7.18
Leader Total Return Fund	1.55%	$1,000.00	$987.00	$7.72	$1,017.30	$7.84
Class C:
Leader Short-Term Bond Fund	1.92%	$1,000.00	$989.80	$9.58	$1,015.44	$9.70
Leader Total Return Fund	2.05%	$1,000.00	$983.90	$10.20	$1,014.79	$10.35

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
35

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
36

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
37

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR
Leader Capital Corporation
919 NE 19th Ave., Suite 200
Portland, OR 97232

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/6/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/6/2015

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 2/6/2015